Average Annual Total Returns - FidelityTotalBondK6Fund-PRO - FidelityTotalBondK6Fund-PRO - Fidelity Total Bond K6 Fund	Oct. 30, 2023
Fidelity Total Bond K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.56%)
Past 5 years	0.88%
Since Inception	1.04%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.28%	[1]
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Since Inception	0.45%	[1]

[1]	AFrom May 25, 2017.